DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Entity Registrant Name	NORTHWEST BIOTHERAPEUTICS INC
Entity Central Index Key	0001072379
Entity Filer Category	Smaller Reporting Company